Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Noncurrent Liabilities
	December 31,	December 31,
	2013	2012
	(in thousands)

Personnel related liabilities	$4,278	$6,920
Defined benefit pension obligations, net (note 9)	3,536	4,720
Other non-current liabilities	3,384	2,672

	$11,198	$14,312